DERIVATIVE INSTRUMENTS (Schedule of Derivative Instruments in Statement of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Notional amount	$ 181,995	$ 54,046
Fair value	(3,527)	1,250
Option Contracts To Hedge Payroll Expenses ILS [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	73,950	4,000
Fair value	(2,566)	46
Option Contracts To Hedge Payroll Expenses INR [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	40,391	17,800
Fair value	807	232
Option Contracts to Hedge Facility Expenses ILS [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	5,200
Fair value	(137)
Option Contracts to Hedge Facility Expenses INR [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	3,874	1,846
Fair value	80	19
Forward Contracts to Hedge Payroll Expenses ILS [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	53,500	30,000
Fair value	(1,926)	947
Forward Contracts to Hedge Payroll Expenses INR [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount		400
Fair value		6
Forward Contracts to Hedge Payroll Expenses PHP [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	4,452
Fair value	187
Forward Contracts to Hedge Facility Expenses PHP [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	628
Fair value	$ 28